Business acquisition Summary of Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	May 17, 2013	Oct. 18, 2013	Dec. 13, 2013
Business Combination Segment Allocation [Line Items]
Total purchase price	$ 2,695.0
Debt assumed	(898.8)
Purchase price less debt	1,796.2
Working capital adjustments	(2.2)
Adjusted purchase price	1,794.0
Carrying value of net assets / (liabilities) acquired	487.4
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity	1,306.6
Tender Rig T15
Business Combination Segment Allocation [Line Items]
Total purchase price		210.0
Debt assumed		(100.5)
Purchase price less debt		109.5
Working capital adjustments		(34.9)
Adjusted purchase price		74.6
Carrying value of net assets / (liabilities) acquired		(4.8)
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity		79.4
Tender Rig T16
Business Combination Segment Allocation [Line Items]
Total purchase price			200.0
Debt assumed			(93.1)
Purchase price less debt			106.9
Working capital adjustments			(39.0)
Adjusted purchase price			67.9
Carrying value of net assets / (liabilities) acquired			0.3
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity			67.6
West Sirius | Seadrill Capricorn Holdings LLC
Business Combination Segment Allocation [Line Items]
Total purchase price				1,035.0
Debt assumed				(220.2)
Purchase price less debt				814.8
Working capital adjustments				106.7
Adjusted purchase price				921.5
Carrying value of net assets / (liabilities) acquired				374.6
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity				546.9
West Leo | Seadrill Operating LP
Business Combination Segment Allocation [Line Items]
Total purchase price				1,250.0
Debt assumed				(485.0)
Purchase price less debt				765.0
Working capital adjustments				(35.0)
Adjusted purchase price				730.0
Carrying value of net assets / (liabilities) acquired				117.3
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity				$ 612.7